Property, plant and equipment (Details 6) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	€ 70,793	€ 68,005
Additions	8,490	9,067
Net (impairments) reversals	207	86
Net book amount at the end of the year	63,158	70,793
Unproved Mineral Interest [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	2,450	2,212
Additions	112	2
Net (impairments) reversals	147	190
Reclassification to proved mineral interest	(7)	(35)
Other changes and currency translation differences	(312)	81
Net book amount at the end of the year	2,390	2,450
Unproved Mineral Interest [Member] | Congo [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	1,254	1,021
Net (impairments) reversals	72	190
Reclassification to proved mineral interest	(7)
Other changes and currency translation differences	(157)	43
Net book amount at the end of the year	1,162	1,254
Unproved Mineral Interest [Member] | Nigeria [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	938	908
Other changes and currency translation differences	(113)	30
Net book amount at the end of the year	825	938
Unproved Mineral Interest [Member] | Turkmenistan [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	138	165
Net (impairments) reversals	75
Reclassification to proved mineral interest		(31)
Other changes and currency translation differences	(21)	4
Net book amount at the end of the year	192	138
Unproved Mineral Interest [Member] | USA [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	113	109
Other changes and currency translation differences	(14)	4
Net book amount at the end of the year	99	113
Unproved Mineral Interest [Member] | Algeria [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Additions	112
Other changes and currency translation differences	(7)
Net book amount at the end of the year	105
Unproved Mineral Interest [Member] | Egypt [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	7	9
Additions		2
Reclassification to proved mineral interest		(4)
Net book amount at the end of the year	€ 7	€ 7